Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Aug. 27, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUSTSUPPLEMENT DATED JANUARY 19, 2022 TO THEPROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 27, 2021, AS PREVIOUSLY SUPPLEMENTED, OF:Invesco Aerospace & Defense ETF (PPA)
Invesco BuyBack AchieversTM ETF (PKW)
Invesco Dividend AchieversTM ETF (PFM)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
Invesco DWA Basic Materials Momentum ETF (PYZ)
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
Invesco DWA Consumer Staples Momentum ETF (PSL)
Invesco DWA Energy Momentum ETF (PXI)
Invesco DWA Financial Momentum ETF (PFI)
Invesco DWA Healthcare Momentum ETF (PTH)
Invesco DWA Industrials Momentum ETF (PRN)
Invesco DWA Momentum ETF (PDP)
Invesco DWA Technology Momentum ETF (PTF)
Invesco DWA Utilities Momentum ETF (PUI)
Invesco Dynamic Biotechnology & Genome ETF (PBE)
Invesco Dynamic Building & Construction ETF (PKB)
Invesco Dynamic Energy Exploration & Production ETF (PXE)
Invesco Dynamic Food & Beverage ETF (PBJ)
Invesco Dynamic Large Cap Growth ETF (PWB)
Invesco Dynamic Large Cap Value ETF (PWV)
Invesco Dynamic Leisure and Entertainment ETF (PEJ)
Invesco Dynamic Market ETF (PWC)
Invesco Dynamic Media ETF (PBS)
Invesco Dynamic Networking ETF (PXQ)
Invesco Dynamic Oil & Gas Services ETF (PXJ)
Invesco Dynamic Pharmaceuticals ETF (PJP)
Invesco Dynamic Semiconductors ETF (PSI)
Invesco Dynamic Software ETF (PSJ)
Invesco Financial Preferred ETF (PGF)
Invesco FTSE RAFI US 1000 ETF (PRF)
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Invesco Global Listed Private Equity ETF (PSP)
Invesco Golden Dragon China ETF (PGJ)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
Invesco International Dividend AchieversTM ETF (PID)
Invesco MSCI Sustainable Future ETF (ERTH)
Invesco NASDAQ Internet ETF (PNQI)Invesco Raymond James SB-1 Equity ETF (RYJ)
Invesco S&P 100 Equal Weight ETF (EQWL)
Invesco S&P 500 BuyWrite ETF (PBP)
Invesco S&P 500® Equal Weight ETF (RSP)
Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500® Equal Weight Energy ETF (RYE)
Invesco S&P 500® Equal Weight Financials ETF (RYF)
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
Invesco S&P 500® Equal Weight Materials ETF (RTM)
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500® Equal Weight Technology ETF (RYT)
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
Invesco S&P 500 GARP ETF (SPGP)
Invesco S&P 500® Pure Growth ETF (RPG)
Invesco S&P 500® Pure Value ETF (RPV)
Invesco S&P 500® Quality ETF (SPHQ)
Invesco S&P 500® Top 50 ETF (XLG)
Invesco S&P 500 Value with Momentum ETF (SPVM)
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
Invesco S&P MidCap Momentum ETF (XMMO)
Invesco S&P MidCap Quality ETF (XMHQ)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
Invesco S&P SmallCap Momentum ETF (XSMO)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
Invesco S&P Spin-Off ETF (CSD)
Invesco Water Resources ETF (PHO)
Invesco WilderHill Clean Energy ETF (PBW)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)(each, a “Fund,” and collectively, the “Funds”)Effective immediately, the Funds’ Prospectuses and Statement of Additional Information are revised as noted below.•In Invesco Global Listed Private Equity ETF’s Summary Prospectus and Statutory Prospectus, the subsection titled “Restrictions on Investments Risk” in the section titled “Principal Risks of Investing in the Fund” is deleted and replaced with the following:Restrictions on Investments Risk. A significant portion of the Underlying Index is composed of BDCs or other investment companies. The Fund may not acquire greater than 3% of the total outstanding shares of such companies, unless such purchases are made in accordance with Section 12(d)(1) of the 1940 Act or the rules thereunder. This limitation could inhibit the Fund’s ability to purchase certain of the securities in the Underlying Index in the proportions represented in the Underlying Index. In these circumstances, the Fund would be required to use sampling techniques, which could increase the risk of tracking error.
Invesco Global Listed Private Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUSTSUPPLEMENT DATED JANUARY 19, 2022 TO THEPROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 27, 2021, AS PREVIOUSLY SUPPLEMENTED, OF:Invesco Aerospace & Defense ETF (PPA)
Invesco BuyBack AchieversTM ETF (PKW)
Invesco Dividend AchieversTM ETF (PFM)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
Invesco DWA Basic Materials Momentum ETF (PYZ)
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
Invesco DWA Consumer Staples Momentum ETF (PSL)
Invesco DWA Energy Momentum ETF (PXI)
Invesco DWA Financial Momentum ETF (PFI)
Invesco DWA Healthcare Momentum ETF (PTH)
Invesco DWA Industrials Momentum ETF (PRN)
Invesco DWA Momentum ETF (PDP)
Invesco DWA Technology Momentum ETF (PTF)
Invesco DWA Utilities Momentum ETF (PUI)
Invesco Dynamic Biotechnology & Genome ETF (PBE)
Invesco Dynamic Building & Construction ETF (PKB)
Invesco Dynamic Energy Exploration & Production ETF (PXE)
Invesco Dynamic Food & Beverage ETF (PBJ)
Invesco Dynamic Large Cap Growth ETF (PWB)
Invesco Dynamic Large Cap Value ETF (PWV)
Invesco Dynamic Leisure and Entertainment ETF (PEJ)
Invesco Dynamic Market ETF (PWC)
Invesco Dynamic Media ETF (PBS)
Invesco Dynamic Networking ETF (PXQ)
Invesco Dynamic Oil & Gas Services ETF (PXJ)
Invesco Dynamic Pharmaceuticals ETF (PJP)
Invesco Dynamic Semiconductors ETF (PSI)
Invesco Dynamic Software ETF (PSJ)
Invesco Financial Preferred ETF (PGF)
Invesco FTSE RAFI US 1000 ETF (PRF)
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Invesco Global Listed Private Equity ETF (PSP)
Invesco Golden Dragon China ETF (PGJ)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
Invesco International Dividend AchieversTM ETF (PID)
Invesco MSCI Sustainable Future ETF (ERTH)
Invesco NASDAQ Internet ETF (PNQI)Invesco Raymond James SB-1 Equity ETF (RYJ)
Invesco S&P 100 Equal Weight ETF (EQWL)
Invesco S&P 500 BuyWrite ETF (PBP)
Invesco S&P 500® Equal Weight ETF (RSP)
Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500® Equal Weight Energy ETF (RYE)
Invesco S&P 500® Equal Weight Financials ETF (RYF)
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
Invesco S&P 500® Equal Weight Materials ETF (RTM)
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500® Equal Weight Technology ETF (RYT)
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
Invesco S&P 500 GARP ETF (SPGP)
Invesco S&P 500® Pure Growth ETF (RPG)
Invesco S&P 500® Pure Value ETF (RPV)
Invesco S&P 500® Quality ETF (SPHQ)
Invesco S&P 500® Top 50 ETF (XLG)
Invesco S&P 500 Value with Momentum ETF (SPVM)
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
Invesco S&P MidCap Momentum ETF (XMMO)
Invesco S&P MidCap Quality ETF (XMHQ)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
Invesco S&P SmallCap Momentum ETF (XSMO)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
Invesco S&P Spin-Off ETF (CSD)
Invesco Water Resources ETF (PHO)
Invesco WilderHill Clean Energy ETF (PBW)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)(each, a “Fund,” and collectively, the “Funds”)Effective immediately, the Funds’ Prospectuses and Statement of Additional Information are revised as noted below.•In Invesco Global Listed Private Equity ETF’s Summary Prospectus and Statutory Prospectus, the subsection titled “Restrictions on Investments Risk” in the section titled “Principal Risks of Investing in the Fund” is deleted and replaced with the following:Restrictions on Investments Risk. A significant portion of the Underlying Index is composed of BDCs or other investment companies. The Fund may not acquire greater than 3% of the total outstanding shares of such companies, unless such purchases are made in accordance with Section 12(d)(1) of the 1940 Act or the rules thereunder. This limitation could inhibit the Fund’s ability to purchase certain of the securities in the Underlying Index in the proportions represented in the Underlying Index. In these circumstances, the Fund would be required to use sampling techniques, which could increase the risk of tracking error.